CONSOLIDATED STATEMENTS OF CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and noninterest-bearing deposits with banks	$ 8,914	$ 8,979
Interest-bearing deposits with banks	42,716	50,772
Total cash and cash equivalents	51,630	59,751
Securities available for sale	85,670	85,839
Securities held to maturity	22,848	22,178
Federal Home Loan Bank stock	6,281	6,281
Total loans	598,308	641,322
Less: Allowance for loan losses	(7,344)	(9,386)
Net loans	590,964	631,936
Premises and equipment, net	9,216	9,738
Other real estate owned	4,256	4,403
Accrued income receivable	2,872	2,704
Goodwill	1,267	1,267
Bank owned life insurance and annuity assets	23,097	19,761
Prepaid FDIC insurance	1,609	2,576
Other assets	4,467	5,080
Total assets	804,177	851,514
Liabilities
Noninterest-bearing deposits	138,143	91,949
Interest-bearing deposits	549,743	602,832
Total deposits	687,886	694,781
Securities sold under agreements to repurchase	0	38,107
Other borrowed funds	20,296	27,743
Subordinated debentures	13,500	13,500
Accrued liabilities	10,652	9,255
Total liabilities	732,334	783,386
Commitments and Contingent Liabilities (See Note J)	0	0
Shareholders' Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2011 - 4,686,295 shares issued; 2010 - 4,659,795 shares issued)	4,686	4,660
Additional paid-in capital	33,473	33,003
Retained earnings	48,435	45,960
Accumulated other comprehensive income	961	217
Treasury stock, at cost (2011 and 2010 - 659,739 shares)	(15,712)	(15,712)
Total shareholders' equity	71,843	68,128
Total liabilities and shareholders' equity	$ 804,177	$ 851,514